Organization and Business Operation (Tables)	12 Months Ended
Dec. 31, 2015
Organization and Business Operation [Abstract]
Schedule of targeted net income and number of ordinary shares to shareholders
		Number of Inc's ordinary shares
Fiscal year	Net Income Target	Controlling Shareholders	Migdal	ASM Former Shareholder	Total
2015	$27,000,000	3,384,000	108,000	108,000	3,600,000
2016	$40,000,000	1,739,000	55,500	55,500	1,850,000
2017	$60,000,000	1,880,000	60,000	60,000	2,000,000
2018	$80,000,000	940,000	30,000	30,000	1,000,000